Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income attributable to Baidu, Inc.	¥ 1,980	$ 285	¥ 27,443	¥ 18,318
Numerator
Numerator for diluted EPS calculation	1,952	281	27,443	18,318
Class A Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	¥ 1,571	$ 226	¥ 21,780	¥ 14,488
Denominator
Denominator used for basic EPS	27,633,243	27,633,243	27,697,335	27,464,760
Earnings per share - basic | (per share)	¥ 56.84	$ 8.16	¥ 786.36	¥ 527.51
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	¥ 1,549	$ 223	¥ 21,824	¥ 14,513
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	403	58	5,619	3,805
Numerator for diluted EPS calculation	¥ 1,952	$ 281	¥ 27,443	¥ 18,318
Denominator
Weighted average ordinary shares outstanding	27,633,243	27,633,243	27,697,335	27,464,760
Conversion of Class B to Class A ordinary shares	7,201,254	7,201,254	7,201,254	7,260,363
Share-based awards	50,357	50,357	272,454	227,268
Denominator used for diluted EPS	34,884,854	34,884,854	35,171,043	34,952,391
Earnings per share - diluted | (per share)	¥ 55.96	$ 8.04	¥ 780.27	¥ 524.08
Class A Ordinary Shares | American Depositary Shares
Denominator
Denominator used for basic EPS	276,332,430	276,332,430	276,973,350	274,647,600
Earnings per share - basic | (per share)	¥ 5.68	$ 0.82	¥ 78.64	¥ 52.75
Denominator
Weighted average ordinary shares outstanding	276,332,430	276,332,430	276,973,350	274,647,600
Denominator used for diluted EPS	348,848,540	348,848,540	351,710,430	349,523,907
Earnings per share - diluted | (per share)	¥ 5.60	$ 0.80	¥ 78.03	¥ 52.41
Class B Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	¥ 409	$ 59	¥ 5,663	¥ 3,830
Denominator
Denominator used for basic EPS	7,201,254	7,201,254	7,201,254	7,260,363
Earnings per share - basic | (per share)	¥ 56.84	$ 8.16	¥ 786.36	¥ 527.51
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	¥ 403	$ 58	¥ 5,619	¥ 3,805
Numerator for diluted EPS calculation	¥ 403	$ 58	¥ 5,619	¥ 3,805
Denominator
Weighted average ordinary shares outstanding	7,201,254	7,201,254	7,201,254	7,260,363
Denominator used for diluted EPS	7,201,254	7,201,254	7,201,254	7,260,363
Earnings per share - diluted | (per share)	¥ 55.96	$ 8.04	¥ 780.27	¥ 524.08